Share-based payment plans - General employee stock option, founders warrant plans and restricted shares awards (Details)	12 Months Ended
Dec. 31, 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award vesting period	10 years
Founders warrants and stock options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award vesting period	4 years
Founders warrants and stock options | After the first year anniversary of grant
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award vesting percentage	25.00%
Founders warrants and stock options | Monthly over the remaining 36 months
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award vesting period	36 months
Award vesting percentage	75.00%
RSA
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award vesting period	4 years
Sale period	2 years
RSA | After the first year anniversary of grant
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award vesting period	1 year
Award vesting percentage	25.00%
RSA | Quarterly over the remaining three years
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award vesting period	3 years
Award vesting percentage	75.00%
RSA | After the two year anniversary of grant
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award vesting period	2 years
Award vesting percentage	50.00%
RSA | Vesting quarterly over the remaining two years
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award vesting period	2 years
Award vesting percentage	50.00%